Jan. 26, 2017

Oppenheimer Global Strategic Income Fund

Supplement dated April 10, 2017 to the

Prospectus and Statement of Additional Information, each dated January 26, 2017

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of Oppenheimer Global Strategic Income Fund (the “Fund”), each dated January 26, 2017, and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”